Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of internal credit grades [line items]
ECL allowance	$ 23	$ 23
Residential mortgages	208,652	207,749
Business and government loans	125,798	109,555
Customers' liability under acceptances	9,167	10,265
Financial instruments credit-impaired [member] | Other assets [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	25	14
Business and government [member]
Disclosure of internal credit grades [line items]
Customers' liability under acceptances	$ 9,167	$ 10,265
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans either fully or partially collateralized	90.00%	89.00%
Residential mortgages	$ 751	$ 677
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	60	12
Business and government loans	$ 21,182	$ 16,424